New and amended standards adopted by the Group (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets		$ 4,081	$ 3,493	[1]	$ 3,147	[1]
Accumulated losses and other reserves		(2,994)	(3,181)	[1]	(3,373)	[1]
(Accumulated losses) Retained earnings		4,273	4,094	[1]	3,895	[1]	$ 3,773
(Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
(Accumulated losses) Retained earnings	[2]	$ (1,599)	(1,904)		(2,145)		$ (2,308)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets			3,460		3,114
Accumulated losses and other reserves			(3,214)		(3,406)
As previously reported | (Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
(Accumulated losses) Retained earnings			(1,937)		(2,178)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Tangible assets			33		33
Accumulated losses and other reserves			33		33
Adjustments | (Accumulated losses) Retained earnings
Disclosure of reclassifications or changes in presentation [line items]
(Accumulated losses) Retained earnings			$ 33		$ 33

[1]	The tangible assets and accumulated losses and other reserve balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.
[2]	The (Accumulated losses) Retained earnings balances have been restated due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.